Other Financial Assets	12 Months Ended
Dec. 31, 2017
Other Financial Assets
10	OTHER FINANCIAL ASSETS

On April 2016, the Company sold their 1.64% of interest held in Transportadora de Gas del Peru S.A. (TGP) for S/107.3 million, resulting in a net profit of S/46.3 million, as shown in the income statement, within “Profit (loss) on sale of investments”. The balance of its investment at the date of sale was S/117.1 million.

The cumulative amount of fair values at the date of sale amounting to S/41.5 million (S/56 million of gain on fair value and S/14.6 million of income tax), as recognized in the statement of other comprehensive income was transferred to profits for the period.

At 2015, dividends were received from the investments for S/7.2 million.

At December 31, 2015 the fair value of the Group’s interest in TGP equals S/120.1 million based on the discounted cash flow method. The information used in the calculation was as follows:

•	Discounted cash flows from operating activities of TGP net of cash flows from investment activities (CAPEX).

•	Cash flows were estimated for a 30-year term.

•	The discount rate used was 7.5% corresponding to estimated TGP’s WACC.

•	The interest of the Company in TGP was 1.64%.